FINANCIAL ASSETS AND LIABILITIES - Financial liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	$ 10,571	$ 11,630
Financial liabilities, at fair value	10,697	12,110
Non-current	9,044	10,362
Current	1,527	1,268
Financial liabilities at fair value
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	104	109
Financial liabilities, at fair value	104	109
Financial liabilities at amortised cost
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	10,467	11,521
Financial liabilities, at fair value	10,593	12,001
Financial liabilities at fair value through profit or loss | Foreign exchange contracts
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	7
Financial liabilities, at fair value	7
Financial liabilities at fair value through profit or loss | Contingent consideration
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	49	49
Financial liabilities, at fair value	49	49
Derivatives designated as hedges | Cross currency interest rate exchange contracts | Net investment hedge accounting
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	48	59
Financial liabilities, at fair value	48	59
Derivatives designated as hedges | Interest rate exchange contracts | Derivatives designated as cash flow hedges
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value		1
Financial liabilities, at fair value		1
Financial liabilities at amortized cost | Bank loans and bonds at amortized cost
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	10,075	11,198
Financial liabilities, at fair value	10,201	11,678
Financial liabilities at amortized cost | Bank loans and bonds, principal
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	9,992	11,103
Financial liabilities, at fair value	10,089	11,548
Financial liabilities at amortized cost | Interest accrued
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	112	129
Financial liabilities, at fair value	112	130
Financial liabilities at amortized cost | Discounts, unamortized fees, hedge basis adjustment
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	(29)	(34)
Financial liabilities at amortized cost | Put-option liability over non-controlling interest
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	307	310
Financial liabilities, at fair value	307	310
Financial liabilities at amortized cost | Other financial liabilities
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	85	13
Financial liabilities, at fair value	$ 85	$ 13